Retirement benefit obligations (Table)	12 Months Ended
Dec. 31, 2024
Retirement benefit obligations
Schedule of the Group's retirement benefit obligations

	2024	2023
	$ million	$ million
Funded plans:
UK Plan	63	61
US Plan	–	8
Other plans	(10)	(13)
	53	56
Unfunded plans:
Other plans	(60)	(65)
Retirement healthcare	(9)	(10)
	(16)	(19)
Amount recognised on the balance sheet – liability	(79)	(88)
Amount recognised on the balance sheet – asset	63	69

Reconciliation of benefit obligations and pension assets

			2024			2023
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(961)	942	(19)	(984)	1,055	71
Income statement expense:
Current service cost	(7)	–	(7)	(6)	–	(6)
Settlements	255	(250)	5	75	(79)	(4)
Interest (expense)/income	(26)	26	–	(45)	49	4
Administration costs and taxes	(4)	–	(4)	(5)	–	(5)
Costs recognised in income statement	218	(224)	(6)	19	(30)	(11)
Remeasurements:
Actuarial (loss)/gain due to liability experience	(6)	–	(6)	(14)	–	(14)
Actuarial gain due to financial assumptions change	62	–	62	(25)	–	(25)
Actuarial gain due to demographic assumptions	1	–	1	14	–	14
Return on plan assets (less)/greater than discount rate	–	(41)	(41)	–	(64)	(64)
Remeasurements recognised in OCI	57	(41)	16	(25)	(64)	(89)
Cash:
Employer contributions	–	(9)	(9)	–	7	7
Employee contributions	(3)	3	–	(3)	3	–
Benefits paid directly by the Group	3	–	3	2	–	2
Benefits paid, taxes and administration costs paid from scheme assets	41	(45)	(4)	67	(69)	(2)
Net cash	41	(51)	(10)	66	(59)	7

Exchange movements	20	(17)	3	(37)	40	3
Amount recognised on the balance sheet	(625)	609	(16)	(961)	942	(19)
Amount recognised on the balance sheet – liability	(213)	134	(79)	(229)	141	(88)
Amount recognised on the balance sheet – asset	(412)	475	63	(732)	801	69

Represented by:

			2024			2023
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(396)	459	63	(457)	518	61
US Plan	–	–	–	(259)	267	8
Other Plans	(229)	150	(79)	(245)	157	(88)
Total	(625)	609	(16)	(961)	942	(19)

Market value of the US, UK and Other Plans assets

	2024	2023	2022
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	56	61	2
Equity securities	–	–	3
Other bonds	7	–	30
Short dated credit fund	–	–	81
Liability driven investments	–	–	225
Diversified growth funds	–	–	55
	63	61	396
Other assets:
Insurance contract	396	457	156
Market value of assets	459	518	552
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	–	267	120
Government bonds – fixed interest	–	–	43
Corporate bonds	–	–	197
Market value of assets	–	267	360
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	2	7	7
Equity securities	56	50	49
Government bonds – fixed interest	6	5	7
Corporate and other bonds	12	10	10
Insurance contracts	18	23	21
Property	25	28	22
Other quoted securities	11	10	5
	130	133	121
Other assets:
Insurance contracts	20	24	22
Market value of assets	150	157	143
Total market value of assets	609	942	1,055

Principal actuarial assumptions

	2024	2023	2022
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	5.5	4.5	4.8
Future salary increases	n/a	n/a	n/a
Future pension increases	3.0	3.0	3.3
Inflation (RPI)	3.2	3.1	3.3
Inflation (CPI)	2.7	2.5	2.3
US Plan:
Discount rate	n/a	5.0	5.3
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Current longevities underlying the values of the obligations in the defined benefit plans

	2024	2023	2022
	years	years	years
Life expectancy at age 60
UK Plan:
Males	26.6	26.9	27.4
Females	29.5	29.7	30.1
US Plan:
Males	n/a	25.0	24.9
Females	n/a	27.2	27.1
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	28.1	28.4	28.9
Females	30.9	31.1	31.5
US Plan:
Males	n/a	25.0	24.9
Females	n/a	27.6	27.6

Sensitivity analysis

	Increase/(decrease) in pension obligation		Increase /(decrease) in pension cost
$ million	+50bps/+1yr	-50bps/-1yr	+50bps/+1yr	-50bps/-1yr
UK Plan:
Discount rate	(25.0)	28.0	–	–
Inflation	22.0	(21.0)	–	–
Mortality	18.0	(18.0)	–	–

Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

The UK buy-in in June 2023 removed all remaining material pension liability exposure from the balance sheet, hence, eliminating the interest rate risk for the UK Plan. Following the completion of the US buy-out on 4 January 2024, no further interest risk is linked to the valuation of liability for the US Plan as no liability remains in the Plan.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk. Following the full UK Pension buy-in in 2023, the residual inflation risks associated with the UK Plan have been transferred to the UK Plan’s Life Insurance Partners.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the Plan deficit.

In the UK, following the full buy-in for the UK Plan, the investment risk has been transferred to the UK Plan’s Life Insurer Partners.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path that is designed to stabilise funding status by reducing the Plan’s exposure to return-seeking assets. Following the completion of the US buy-out on 4 January 2024, no further investment risk is linked to the valuation of liability for the US Plan as no liability remains in the Plan.

Longevity risk

The present value of the Plan’s defined benefit liability is calculated by reference to the best estimate of the mortality of the Plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

Following the full buy-in, the UK Plan has entered into insurance contract which covers all of the pensioners’ obligations.

Following the completion of the US buy-out on 4 January 2024, there is no further longevity risk linked to the valuation of liability for the US Plan as no liability remains in the Plan.